Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets
Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2017	40,287
Acquisitions during the period	2,347
Other movements during the period	12
Currency translation differences	(2,382)
Balance at December 31, 2017	40,264
Acquisitions during the period	4,039
Other movements during the period(a)	(1,006)
Currency translation differences	938
Balance at December 31, 2018	44,235
Acquisitions during the period	—
Other movements during the period(b)	(244)
Currency translation differences	528
Balance at December 31, 2019	44,519

(a)	Relates mainly to the divestment of the European Generics business.

(b)	Relates mainly to divestments of operations completed or in progress as of December 31, 2019 (see Note D.8.).

Acquisition of Bioverativ (2018)
The final purchase price allocation for Bioverativ resulted in the recognition of intangible assets (other than goodwill) totaling €8,113 million at the acquisition date (March 8, 2018), and of goodwill measured at €2,676 million at the acquisition date (see Note D.1.2.).
Acquisition of Ablynx (2018)
The final purchase price allocation for Ablynx resulted in the recognition of intangible assets (other than goodwill) totaling €2,409 million at the acquisition date (May 14, 2018), and of goodwill measured at €1,360 million at the acquisition date (see Note D.1.2.).
Acquisition of Boehringer Ingelheim’s Consumer Healthcare business (2017)
The final purchase price allocation for Boehringer Ingelheim’s Consumer Healthcare business resulted in the recognition of intangible assets (other than goodwill) totaling €3,771 million at the acquisition date (January 1, 2017), and goodwill of €2,222 million (see Note D.2.).
Acquisition of Protein Sciences (2017)
The final purchase price allocation for Protein Sciences resulted in the recognition of intangible assets (other than goodwill) totaling €776 million, and goodwill of €117 million (see Note D.1.3.).
Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2017	3,649	53,107	1,326	58,082
Changes in scope of consolidation	—	4,546	1	4,547
Acquisitions and other increases	317	212	170	699
Disposals and other decreases	(39)	(450)	(62)	(551)
Currency translation differences	(200)	(3,814)	(51)	(4,065)
Transfers(a)	(48)	37	(16)	(27)
Gross value at December 31, 2017	3,679	53,638	1,368	58,685
Changes in scope of consolidation	3,632	6,889	2	10,523
Acquisitions and other increases	367	16	251	634
Disposals and other decreases	(44)	(920)	(75)	(1,039)
Currency translation differences	218	1,757	10	1,985
Transfers(a)	(430)	420	3	(7)
Gross value at December 31, 2018	7,422	61,800	1,559	70,781
Acquisitions and other increases	272	19	184	475
Disposals and other decreases	(236)	(569)	(50)	(855)
Currency translation differences	86	889	10	985
Transfers(a)	(1,814)	1,814	(5)	(5)
Gross value at December 31, 2019	5,730	63,953	1,698	71,381
Accumulated amortization & impairment at January 1, 2017	(2,290)	(43,997)	(916)	(47,203)
Amortization expense	—	(1,886)	(112)	(1,998)
Impairment losses, net of reversals(b)	(95)	(215)	(3)	(313)
Disposals and other decreases	39	443	64	546
Currency translation differences	142	3,138	35	3,315
Transfers(a)	—	41	7	48
Accumulated amortization & impairment at December 31, 2017	(2,204)	(42,476)	(925)	(45,605)
Amortization expense	—	(2,188)	(115)	(2,303)
Impairment losses, net of reversals(b)	(456)	(264)	(10)	(730)
Disposals and other decreases	36	840	68	944
Currency translation differences	(54)	(1,146)	(6)	(1,206)
Transfers(a)	—	6	2	8
Accumulated amortization & impairment at December 31, 2018	(2,678)	(45,228)	(986)	(48,892)
Amortization expense	—	(2,167)	(134)	(2,301)
Impairment losses, net of reversals(b)	(847)	(2,757)	(23)	(3,627)
Disposals and other decreases	158	488	51	697
Currency translation differences	(31)	(648)	(8)	(687)
Transfers(a)	2	(2)	1	1
Accumulated amortization & impairment at December 31, 2019	(3,396)	(50,314)	(1,099)	(54,809)
Carrying amount at December 31, 2017	1,475	11,162	443	13,080
Carrying amount at December 31, 2018	4,744	16,572	573	21,889
Carrying amount at December 31, 2019	2,334	13,639	599	16,572

(a)	The “Transfers” line mainly relates to acquired R&D that came into commercial use during the period and is being amortized from the date of marketing approval.

(b)	See Note D.5.

“Products, trademarks and other rights” mainly comprise:

▪
“marketed products”, with a carrying amount of €13.3 billion as of December 31, 2019 (versus €15.5 billion as of December 31, 2018 and €10.6 billion as of December 31, 2017) and a weighted average amortization period of approximately 10 years;

▪
“trademarks”, with a carrying amount of €0.1 billion as of December 31, 2019 (versus €0.1 billion as of December 31, 2018 and €0.2 billion as of December 31, 2017) and a weighted average amortization period of approximately 12 years.

The table below provides information about the principal “marketed products”, which were recognized in connection with business combinations and represented 92% of the carrying amount of that item as of December 31, 2019:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount at December 31, 2019	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2018	Carrying amount at December 31, 2017
Genzyme	10,285	(8,190)	2,095	10	4	2,988	3,834
Boehringer Ingelheim Consumer Healthcare	3,735	(1,036)	2,699	16	14	3,237	3,442
Aventis	34,076	(33,857)	219	9	5	409	584
Chattem	1,302	(591)	711	23	14	748	766
Protein Sciences	818	(151)	667	13	11	715	744
Ablynx	2,279	(250)	2,029	13	12	376	—
Bioverativ	6,960	(3,172)	3,788	13	12	6,385	—
Total: principal marketed products	59,455	(47,247)	12,208			14,858	9,370

(a)	Weighted averages. The amortization periods for these products vary between 1 and 25 years.

(b)	Weighted averages.

Acquisitions of other intangible assets (excluding software) during 2019 amounted to €291 million.
During 2019, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval; the item involved was the acquired thrombotic thrombocytopenic purpura (aTTP) treatment Cablivi®.
During 2018, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval. The main item involved was the immuno-oncology product Libtayo® (€348 million).
During 2017, €9 million of acquired research and development came into commercial use, and started being amortized from the date of marketing approval.
Amortization of other intangible assets is recognized in the income statement within the line item Amortization of intangible assets, except for amortization of software and other rights of an industrial or operational nature which is recognized in the relevant classification of expense by function. An analysis of amortization of software is shown in the table below:

(€ million)	2019	2018	2017
Cost of sales	11	21	28
Research and development expenses	3	4	22
Selling and general expenses	114	87	53
Other operating expenses	6	3	9
Total	134	115	112